Revenues - Finance lease contractual maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance income on net investment in finance lease	$ 3.4	$ 0.4
Finance leases	76.2	4.6	$ 5.9
Unearned finance income relating to finance lease payments receivable	16.3	$ 0.7	$ 1.1
1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	12.8
2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	12.8
3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	12.1
4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	11.5
5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	11.5
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	$ 15.5